Leases (Schedule Of Future Minimum Rental Payments For Operating Leases) (Detail) ¥ in Millions	Mar. 31, 2016 JPY (¥)
Property, Plant and Equipment [Line Items]
2017	¥ 40,196
2018	28,621
2019	20,680
2020	15,499
2021	10,641
Thereafter	22,540
Total	¥ 138,177